Statements of Cash Flows - Reconciliation of Liabilities Arising from Financing Activities (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 9,160,134
Cash flows	(65,314)
Exchange rate changes	(239,151)
Fair value changes	(968)
Other changes	41,641
Ending balance	8,896,342
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,614
Cash flows	127,386
Ending balance	130,000
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	172,906
Cash flows	87,299
Exchange rate changes	(7,898)
Other changes	510
Ending balance	252,817
Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,194,207
Cash flows	130,558
Exchange rate changes	(245,456)
Other changes	6,878
Ending balance	7,086,187
Long-term payables - other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,918,024
Cash flows	(305,476)
Other changes	28,533
Ending balance	1,641,081
Derivative financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	87,153
Cash flows	(105,269)
Exchange rate changes	13,281
Fair value changes	39,267
Other changes	5,038
Ending balance	39,470
Derivative financial assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(214,770)
Cash flows	188
Exchange rate changes	922
Fair value changes	(40,235)
Other changes	682
Ending balance	₩ (253,213)